Goodwill and Intangible assets - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 265,153	$ 265,153	$ 265,153